Expense Example - Tuttle Capital Bitcoin 0DTE Covered Call ETF - Tuttle Capital Bitcoin 0DTE Covered Call ETF CLASS	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	$ 1,213